Note 8 - Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

The components of intangible assets as of
March 31, 2017
and
2018
are as follows:

	Thousands of Yen
	2017	2018
Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,175,193
Total	6,424,471	6,175,193
Less accumulated amortization
Customer relationships	(3,388,053)	(3,504,234)
Total	(3,388,053)	(3,504,234)
Intangible assets subject to amortization—net	3,036,418	2,670,959

Intangible assets not subject to amortization:
Telephone rights	35,599	33,709
Trademark	15,000	-
Goodwill	6,169,609	6,082,472
Total	6,220,208	6,116,181

Total intangible assets	¥9,256,626	¥8,787,140

The amortization expenses for the years ended
March 31, 2017
and
2018
were
¥380,495
thousand and
¥365,459
thousand, respectively. The estimated aggregate amortization expense of intangible assets for each of the next five
years is as follows:

Year Ending March 31	Thousands of Yen
2019	¥355,410
2020	346,223
2021	336,787
2022	327,101
2023	318,665

The Company recorded
¥81,000
thousand of loss on impairment of the trademark related to hi-ho in “
General and administrative
” expenses in the Company’s consolidated statement of income for the year ended
March 31, 2017.
Because of the recent decrease in revenues of hi-ho, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated using the relief-from-royalty method. The amount of loss was included in the network service and system integration business segment.

The decreases of the customer relationships, trademark and goodwill for the year ended
March 31, 2018
were related to the sale of subsidiary shares of hi-ho. Refer to Note
2,
“BUSINESS COMBINATION AND TRANSFER”.

The following table shows changes in the carrying amount of goodwill for the years ended
March 31, 2017
and
2018,
by operating segment:

	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2016
Goodwill	¥6,054,340	¥235,551	¥6,289,891
Accumulated impairment losses	(120,282)	-	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	-	-	-

Impairment losses	-	-	-

Balance at March 31, 2017
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	-	(120,282)
	5,934,058	235,551	6,169,609

Acquisition	-	-	-

Impairment losses	-	-	-

Sale	(87,137)	-	(87,137)

Balance at March 31, 2018
Goodwill	5,967,203	235,551	6,202,754
Accumulated impairment losses	(120,282)	-	(120,282)
	¥5,846,921	¥235,551	¥6,082,472

No
impairment of goodwill was recognized during the years ended
March 31, 2016,
2017
and
2018.